DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS	12 Months Ended
Dec. 31, 2019
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

16. DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deposit of interests from consumers and payable to financing partners	333,587	42,464
Less: current portion	(314,231)	(42,199)
Non-current portion	19,356	265

The Group facilitates loans extended by third-party financing partners to consumers through online platform. The third-party financing partners provide all the funds for the consumer loans, while the Group provides services to facilitate such financing transactions, including collection of interest deposits from the consumers at inception. The interest deposit approximates all the interest throughout the life of the loan. The balance represents the interest deposits from the consumers and subsequently payable to the financing partners. Since the second quarter of 2018, the Group ceased the practice of collecting interest on behalf of the financing partners, and the down payments made by the consumers no longer include deposits of interest.

As part of the transaction with Golden Pacer, the legal title of deposit of interest from consumers and payable to financing partners related with XW bank was transferred to Golden Pacer in the fourth quarter of 2019 (Note 3). Total amount was RMB45.7 million. The remaining balance as of December 31, 2019 represents the interest deposits payable to the remaining financing partners that were not part of the Golden Pacer transaction.